ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

7.       ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	December 31,
	2020	2021
	RMB	RMB

Accrued payroll and welfare	668,197	538,910
Tax payable	194,406	250,445
Payable to investors (i)	110,227	124,147
Accrued advertisement expenses	15,467	77,205
Guarantee liabilities	42,229	42,934
Accrued customer incentives	54,703	25,967
Funds collected on behalf of third-party guarantee companies	27,925	20,048
Others	95,761	103,127
Total accrued expenses and other liabilities	1,208,915	1,182,783
(i)	Payable to investor represents interest and principal collected by the Group on behalf of lenders.